Appendix IV (Tables)	12 Months Ended
Dec. 31, 2020
APPENDIX IV
Schedule of movement of rights of use

	Balance at					Translation	Balance at
	31/12/2019	Additions	Business combinations	Transfers	Disposals	differences	31/12/2020
Land and buildings	734,846	68,172	19,424	—	(10,935)	(52,387)	759,120
Machinery	6,167	1,775	—	(1,846)	(59)	(130)	5,907
Computer equipment	6,504	2,449	—	(37)	(347)	(341)	8,228
Vehicles	14,030	2,681	74	(10)	(1,914)	(709)	14,152

Total cost of rights of use	761,547	75,077	19,498	(1,893)	(13,255)	(53,567)	787,407
Accum. amort. of land and buildings	(49,441)	(52,774)	—	(2)	2,341	5,758	(94,118)
Accum. amort of machinery	(1,698)	(1,588)	—	955	55	40	(2,236)
Accum. amort. of computer equipment	(2,180)	(3,012)	—	37	347	168	(4,640)
Accum. amort. of vehicles	(4,370)	(5,206)	—	7	1,529	323	(7,717)

Total accum. amort of rights of use	(57,689)	(62,580)	—	997	4,272	6,289	(108,711)
Carrying amount of rights of use	703,858	12,497	19,498	(896)	(8,983)	(47,278)	678,696

This appendix forms an integral part of note 9 to the consolidated financial statements.

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at					Translation	Balance at
	31/12/2018	Additions	Business combinations	Transfers	Disposals	differences	31/12/2019
Land and buildings	—	728,246	—	381	(531)	6,750	734,846
Machinery	—	1,957	—	4,209	—	1	6,167
Computer equipment	—	3,324	—	3,156	(4)	28	6,504
Vehicles	—	14,346	—	20	(371)	35	14,030

Total cost of rights of use	—	747,873	—	7,766	(906)	6,814	761,547
Accum. amort. of land and buildings	—	(49,786)	—	—	287	58	(49,441)
Accum. amort of machinery	—	(1,768)	—	69		1	(1,698)
Accum. amort. of computer equipment	—	(2,204)	—	21	3	—	(2,180)
Accum. amort. of vehicles	—	(4,613)	—	—	231	12	(4,370)

Total accum. amort of rights of use	—	(58,371)	—	90	521	71	(57,689)
Carrying amount of rights of use	—	689,502	—	7,856	(385)	6,885	703,858